NET INVESTMENT IN DIRECT FINANCING LEASES - Summary of Risk Classification of Direct Financing Lease Receivables (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
NET INVESTMENT IN DIRECT FINANCING LEASES
Total minimum lease payments to be received	$ 112,964,579	$ 113,888,592
Normal
NET INVESTMENT IN DIRECT FINANCING LEASES
Total minimum lease payments to be received		3,243,488
Abnormal
NET INVESTMENT IN DIRECT FINANCING LEASES
Total minimum lease payments to be received	$ 112,964,579	$ 110,645,104